Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 27, 2014
Computation of Basic and Diluted Earnings Per Share

The following table shows the computation of basic and diluted earnings per share for 2014, 2013 and 2012 (net income in millions and shares in thousands):

	2014	2013	2012
Numerator:
Net income	$39,510	$37,037	$41,733

Denominator:
Weighted-average shares outstanding	6,085,572	6,477,320	6,543,726
Effect of dilutive securities	37,091	44,314	73,757

Weighted-average diluted shares	6,122,663	6,521,634	6,617,483

Basic earnings per share	$6.49	$5.72	$6.38
Diluted earnings per share	$6.45	$5.68	$6.31